Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity
Share capital, shares issued (in shares)	197,692,321	196,894,321
Share capital, outstanding (in shares)	197,692,321	196,894,321	169,821,192	169,809,324
Ordinary shares issued (dollars per share)	$ 1.00	$ 1.00